UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER
THE
INVESTMENT COMPANY ACT OF 1940
Investment Company Act File No. 811-22087
MAGNETAR SPECTRUM FUND
(the “Trust”)

Name of Registrant
1603 Orrington Avenue
13th Floor
Evanston, IL 60201

Address of Principal Executive Office
The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).
(1) Title of class of securities to be redeemed:
     Shares of beneficial interest (the “Shares”)
(2) Date on which the securities are to be redeemed:
     April 30, 2009
(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
     Article V, Section 1, of the Agreement and Declaration of Trust (the “Trust Instrument”) provides in relevant part that “the purchase price, and the relative liquidation, voting, dividend and other rights and preferences of holders of each Series or Class shall be as set forth in the Trust’s Registration Statement on Form N-2 under the 1940 Act relating to the issuance of Shares of such Series or Class.” The section entitled “Redemptions, Repurchases of Common Shares and Transfers” in the Trust’s Registration Statement on Form N-2 sets forth that the Trust may repurchase Shares of a shareholder in the event that the Board of Trustees determines in its sole discretion that it would be in the best interests of the Trust for the Trust to repurchase the Shares.
     Article VI, Section 2, of the Trust Instrument provides in relevant part that “[t]he Trustees may require Shareholders to redeem Shares for any reason under terms set by the Trustees...”
(4) If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:
     The Trust intends to redeem at the current net asset value 0.03% of its outstanding Shares (21.57 Shares related to one shareholder), having an estimated net asset value of $12,798. The Trust is in the process of implementing a plan of liquidation and termination. The Trust believes that the redemption of the relevant Shares will benefit shareholders by minimizing the disproportionate costs of an in-kind distribution imposed on the Trust by any small shareholder due to the complex nature of the character of the remaining non-cash assets.
SIGNATURE
Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Evanston, and the State of Illinois on the 31st day of March 2009.

MAGNETAR SPECTRUM FUND

By: /s/ Michael Wilds Name: Michael Wilds Title: President